Inventories - Summary of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 1,525	$ 1,332
Work-in-process	622	612
Finished goods	3,875	5,138
Total Inventories	$ 6,022	$ 7,082